SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
SHAREHOLDERS' EQUITY	SHAREHOLDERS' EQUITY

CAPITAL STOCK

Share class	Number of shares authorized for issue	Features		Voting rights
Preferred shares	400,000,000	●	Without par value	●	None
		●	Issuable in series, with rights and terms of each series to be fixed by the Board prior to the issue of any series
RCI Class A Voting Shares	112,474,388	●	Without par value	●	Each share entitled to 50 votes
		●	Each share can be converted into one Class B Non-Voting share
RCI Class B Non-Voting Shares	1,400,000,000	●	Without par value	●	None

RCI's Articles of Continuance under the Business Corporations Act (British Columbia) impose restrictions on the transfer, voting, and issue of Class A Shares and Class B Non-Voting Shares to ensure we remain qualified to hold or obtain licences required to carry on certain of our business undertakings in Canada. We are authorized to refuse to register transfers of any of our shares to any person who is not a Canadian, as defined in RCI's Articles of Continuance, in order to ensure that Rogers remains qualified to hold the licences referred to above.

DIVIDENDS
We declared and paid the following dividends on our outstanding Class A Shares and Class B Non-Voting Shares:

		Dividend per
Date declared	Date paid	share (dollars)
January 24, 2019	April 1, 2019	0.50
April 18, 2019	July 2, 2019	0.50
June 5, 2019	October 1, 2019	0.50
October 23, 2019	January 2, 2020	0.50
		2.00

January 25, 2018	April 3, 2018	0.48
April 19, 2018	July 3, 2018	0.48
August 15, 2018	October 3, 2018	0.48
October 19, 2018	January 3, 2019	0.48
		1.92

The holders of Class A Shares are entitled to receive dividends at the rate of up to five cents per share but only after dividends at the rate of five cents per share have been paid or set aside on the Class B Non-Voting Shares. Class A Shares and Class B Non-Voting Shares therefore participate equally in dividends above $0.05 per share.

On January 22, 2020, the Board declared a quarterly dividend of $0.50 per Class A Voting Share and Class B Non-Voting Share, to be paid on April 1, 2020, to shareholders of record on March 10, 2020.

NORMAL COURSE ISSUER BID
In April 2019, the TSX accepted a notice of our intention to commence a normal course issuer bid (NCIB) program (2019 NCIB) that allows us to purchase, during the twelve-month period beginning April 24, 2019 and ending April 23, 2020, the lesser of 35.7 million Class B Non-Voting Shares and that number of Class B Non-Voting Shares that can be purchased under the 2019 NCIB for an aggregate purchase price of $500 million. RCI security holders may obtain a copy of this notice, without charge, by contacting us.

In April 2018, the TSX accepted a notice of our intention to commence a NCIB program (2018 NCIB) that allowed us to purchase, during the twelve-month period beginning April 24, 2018 and ending April 23, 2019, the lesser of 35.8 million Class B Non-Voting Shares and that number of Class B Non-Voting Shares that could be purchased under the NCIB for an aggregate purchase price of $500 million. We did not repurchase any shares during the year ended December 31, 2018.

In 2019, we purchased 9.9 million shares under our NCIB programs for $655 million. Pursuant to the 2019 NCIB, we repurchased for cancellation 7.7 million Class B Non-Voting Shares for $500 million, thereby purchasing the maximum allowed under the 2019 NCIB. In 2019, pursuant to the 2018 NCIB, we repurchased for cancellation 2.2 million Class B Non-Voting Shares for $155 million.